Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31
		2017	2016	2015
Net profit attributable to owners of the parent	million	€3,491	€1,803	€334
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Number of shares deployable for share-based compensation	thousand	20,318	13,357	3,452
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,556,306	1,526,376	1,514,007
Diluted earnings per share	€	€2.24	€1.18	€0.22

		Years ended December 31
		2017	2016	2015
Net profit from continuing operations attributable to owners of the parent	million	€3,491	€1,803	€83
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,556,306	1,526,376	1,514,007
Diluted earnings per share from continuing operations	€	€2.24	€1.18	€0.05

		Years ended December 31
		2017	2016	2015
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€251
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,556,306	1,526,376	1,514,007
Diluted earnings per share from discontinued operations	€	€—	€—	€0.17
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31
		2017	2016	2015
Net profit attributable to owners of the parent	million	€3,491	€1,803	€334
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Basic earnings per share	€	€2.27	€1.19	€0.22

		Years ended December 31
		2017	2016	2015
Net profit from continuing operations attributable to owners of the parent	million	€3,491	€1,803	€83
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Basic earnings per share from continuing operations	€	€2.27	€1.19	€0.05

		Years ended December 31
		2017	2016	2015
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€251
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Basic earnings per share from discontinued operations	€	€—	€—	€0.17